Loss per common share - Additional Information (Details) - shares	1 Months Ended	12 Months Ended
	Jan. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		31,053,611	0
Subsequent Event [Member]
Number of additional common shares issued	12,359,162